Shareholder Fees {- Freedom 2020 Portfolio}	Jul. 13, 2021 USD ($)
02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 | Freedom 2020 Portfolio
Shareholder Fees:
(fees paid directly from your investment)